Information about Impaired Loans (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	¥ 212,740		¥ 293,774
Unpaid Principal Balance	211,566		292,141
Related Allowance	65,151		91,407
Consumer Housing loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	8,499		9,021
Unpaid Principal Balance	8,460		8,987
Related Allowance	2,565		3,002
Consumer - Other
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	504		0
Unpaid Principal Balance	503		0
Related Allowance	78		0
Corporate Loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	172,772		249,846
Unpaid Principal Balance	171,642		248,247
Related Allowance	48,826		70,510
Non-recourse Loans | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	23,415		44,148
Unpaid Principal Balance	23,411		44,116
Related Allowance	1,021		5,602
Non-recourse Loans | United States
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	37,635		38,809
Unpaid Principal Balance	37,531		38,715
Related Allowance	13,599		15,055
Real estate companies
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	47,126		74,008
Unpaid Principal Balance	46,956		73,514
Related Allowance	15,862		26,108
Other-Entertainment industry
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	12,037		21,760
Unpaid Principal Balance	11,990		21,385
Related Allowance	2,118		3,181
Other - Other
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	52,559		71,121
Unpaid Principal Balance	51,754		70,517
Related Allowance	16,226		20,564
Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	29,107		34,907
Unpaid Principal Balance	29,107		34,907
Related Allowance	13,135		17,895
Consumer-Card loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	1,858
Unpaid Principal Balance	1,854
Related Allowance	547
Impaired Financing Receivables with No Related Allowance
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	52,798	[1]	74,836	[1]
Unpaid Principal Balance	52,768	[1]	74,581	[1]
Related Allowance	0	[1]	0	[1]
Impaired Financing Receivables with No Related Allowance | Consumer Housing loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	1,003		1,438
Unpaid Principal Balance	989		1,421
Related Allowance	0		0
Impaired Financing Receivables with No Related Allowance | Consumer - Other
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	0		0
Unpaid Principal Balance	0		0
Related Allowance	0		0
Impaired Financing Receivables with No Related Allowance | Corporate Loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	51,795		73,398
Unpaid Principal Balance	51,779		73,160
Related Allowance	0		0
Impaired Financing Receivables with No Related Allowance | Non-recourse Loans | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	21,409		29,471
Unpaid Principal Balance	21,407		29,455
Related Allowance	0		0
Impaired Financing Receivables with No Related Allowance | Non-recourse Loans | United States
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	5,825		4,565
Unpaid Principal Balance	5,825		4,565
Related Allowance	0		0
Impaired Financing Receivables with No Related Allowance | Real estate companies
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	7,063		8,120
Unpaid Principal Balance	7,060		8,102
Related Allowance	0		0
Impaired Financing Receivables with No Related Allowance | Other-Entertainment industry
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	6,148		11,893
Unpaid Principal Balance	6,147		11,718
Related Allowance	0		0
Impaired Financing Receivables with No Related Allowance | Other - Other
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	11,350		19,349
Unpaid Principal Balance	11,340		19,320
Related Allowance	0		0
Impaired Financing Receivables with No Related Allowance | Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	0		0
Unpaid Principal Balance	0		0
Related Allowance	0		0
Impaired Financing Receivables with No Related Allowance | Consumer-Card loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	0
Unpaid Principal Balance	0
Related Allowance	0
Impaired Financing Receivables with Related Allowance
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	159,942	[2]	218,938	[2]
Unpaid Principal Balance	158,798	[2]	217,560	[2]
Related Allowance	65,151	[2]	91,407	[2]
Impaired Financing Receivables with Related Allowance | Consumer Housing loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	7,496		7,583
Unpaid Principal Balance	7,471		7,566
Related Allowance	2,565		3,002
Impaired Financing Receivables with Related Allowance | Consumer - Other
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	504		0
Unpaid Principal Balance	503		0
Related Allowance	78		0
Impaired Financing Receivables with Related Allowance | Corporate Loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	120,977		176,448
Unpaid Principal Balance	119,863		175,087
Related Allowance	48,826		70,510
Impaired Financing Receivables with Related Allowance | Non-recourse Loans | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	2,006		14,677
Unpaid Principal Balance	2,004		14,661
Related Allowance	1,021		5,602
Impaired Financing Receivables with Related Allowance | Non-recourse Loans | United States
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	31,810		34,244
Unpaid Principal Balance	31,706		34,150
Related Allowance	13,599		15,055
Impaired Financing Receivables with Related Allowance | Real estate companies
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	40,063		65,888
Unpaid Principal Balance	39,896		65,412
Related Allowance	15,862		26,108
Impaired Financing Receivables with Related Allowance | Other-Entertainment industry
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	5,889		9,867
Unpaid Principal Balance	5,843		9,667
Related Allowance	2,118		3,181
Impaired Financing Receivables with Related Allowance | Other - Other
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	41,209		51,772
Unpaid Principal Balance	40,414		51,197
Related Allowance	16,226		20,564
Impaired Financing Receivables with Related Allowance | Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	29,107		34,907
Unpaid Principal Balance	29,107		34,907
Related Allowance	13,135		17,895
Impaired Financing Receivables with Related Allowance | Consumer-Card loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	1,858
Unpaid Principal Balance	1,854
Related Allowance	¥ 547

[1]	"With no related allowance recorded" represents impaired loans with no allowance for credit losses as all amounts are considered to be collectible.
[2]	"With an allowance recorded" represents impaired loans with the allowance for credit losses as all or a part of the amounts are not considered to be collectible.